Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenues:
Royalty fees	$ 1,150,574	$ 871,462	$ 3,264,278	$ 2,233,053
Franchise fees	638,000	435,000	1,862,259	1,469,500
Revenues and management fees from company clinics	1,198,397		2,368,866
Advertising fund revenue	330,502	88,031	955,480	204,141
IT related income and software fees	197,569	218,400	598,758	629,225
Regional developer fees	531,350	152,250	799,600	377,000
Other revenues	91,623	51,452	223,419	148,347
Total revenues	4,138,015	1,816,595	10,072,660	5,061,266
Cost of revenues:
Franchise cost of revenues	697,170	556,495	1,948,328	1,505,569
IT cost of revenues	48,312	97,900	134,233	233,563
Cost of revenues	745,482	654,395	2,082,561	1,739,132
Selling and marketing expenses	693,953	324,177	2,450,976	723,955
Depreciation and amortization	421,390	52,823	822,489	141,707
General and administrative expenses	4,328,089	1,096,025	10,528,817	3,146,666
Total selling, general and administrative expenses	5,443,432	1,473,025	13,802,282	4,012,328
Loss from operations	(2,050,899)	(310,825)	(5,812,183)	(690,194)
Other income (expense):
Bargain purchase gain	384,214		384,214
Other income (expense), net	16,111	(54,599)	17,800	(58,399)
Total other income (expense)	400,325	(54,599)	402,014	(58,399)
Loss before income tax (expense) benefit	(1,650,574)	(365,424)	(5,410,169)	(748,593)
Income tax (expense) benefit	(6,148)	163,051	(6,148)	284,574
Net loss and comprehensive loss	$ (1,656,722)	$ (202,373)	$ (5,416,317)	$ (464,019)
Loss per share:
Basic and diluted loss per share (in Dollars per share)	$ (0.17)	$ (0.04)	$ (0.55)	$ (0.10)
Weighted average shares (in Shares)	9,844,964	4,828,122	9,777,119	4,819,861